Shareholder Fees {- Treasury Only Portfolio}	May 29, 2021 USD ($)
03.31 FIMM Funds Class 2 Combo PRO-09 | Treasury Only Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none